Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
Offsetting Financial Assets And Financial Liabilities [Line Items]
Receivables under resale agreement subject to enforceable master netting arrangements	¥ 26,995	¥ 19,470
Payables under repurchase agreement subject to enforceable master netting arrangements	37,646	37,042
Receivables under securities transaction borrowing subject to master netting arrangement	2,078	2,352
Payables under securities transaction lending subject to master netting arragement	1,602	1,303
Subject To Enforceable Master Netting Arrangement
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets subject to enforceable master netting arrangements	15,324	13,930
Derivative liabilities subject to enforceable master netting arrangements	¥ 15,722	¥ 13,933